Portfolio of investments—March 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 1.51%
California: 0.63%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (144 Shares) 0.30% 144Aø	$14,400,000	$ 14,400,000
New York: 0.44%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (100 Shares) 0.30% 144Aø	10,000,000	10,000,000
Other: 0.44%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 Shares) 0.30% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $34,400,000)		34,400,000

	Interest rate	Maturity date
Municipal obligations: 97.49%
Alabama: 3.53%
Airport revenue: 0.09%
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00%	7-1-2023	475,000	493,482
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2026	900,000	996,677
Birmingham AL Airport Authority Series 2020 (BAM Insured)	5.00	7-1-2027	500,000	564,110
				2,054,269
GO revenue: 0.28%
Hoover AL General Obligation Warrants Series 2016	4.00	7-1-2035	6,005,000	6,456,699
Health revenue: 0.29%
Alabama Health Care Authority for Baptist Health Series B ø	0.79	11-1-2042	6,500,000	6,500,000
Industrial development revenue: 0.40%
Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series A	1.00	6-1-2034	8,500,000	8,110,467
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company øø	2.00	11-1-2033	1,000,000	989,923
				9,100,390
Utilities revenue: 2.47%
Alabama Black Belt Energy Gas District Alabama Gas Project #7 Series C1	4.00	12-1-2025	1,500,000	1,558,903
Alabama Black Belt Energy Gas District Revenue Bonds 2021 Series C-1 øø	4.00	10-1-2052	3,900,000	4,063,488
Alabama Black Belt Energy Gas District Series A	4.00	6-1-2024	3,640,000	3,745,868
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	3,906,054
Alabama Black Belt Energy Gas District Series A øø	4.00	12-1-2048	8,000,000	8,199,562
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	0.50%	8-1-2037	$12,000,000	$ 12,000,000
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2024	985,000	1,048,652
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2025	425,000	462,380
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2020 (AGM Insured)	5.00	8-1-2026	500,000	554,624
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	20,060,000	20,681,224
				56,220,755
				80,332,113
Alaska: 0.44%
Airport revenue: 0.11%
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2026	1,500,000	1,653,857
Alaska International Airports System Revenue Refunding Bonds Series 2021C	5.00	10-1-2028	775,000	878,518
				2,532,375
Health revenue: 0.19%
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2023	600,000	626,224
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2024	750,000	799,034
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2025	1,310,000	1,424,107
Alaska Industrial Development and Export Authority Tanana Chiefs Conference Project	5.00	10-1-2026	1,385,000	1,535,126
				4,384,491
Miscellaneous revenue: 0.14%
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2025	1,470,000	1,622,002
Alaska Municipal Bond Bank Refunding Bond Series 2020-1	5.00	12-1-2026	1,350,000	1,521,183
				3,143,185
				10,060,051
Arizona: 2.98%
Education revenue: 0.02%
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2027	170,000	180,771
Arizona IDA Education Facility Revenue Bonds Series 2021B	5.00	7-1-2028	175,000	185,494
				366,265
See accompanying notes to portfolio of investments

2  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.13%
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	3.00%	7-15-2022	$ 700,000	$ 703,706
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2024	1,150,000	1,200,156
Vistancia AZ Community Facilities District GO Series 2020 (BAM Insured)	4.00	7-15-2026	900,000	964,781
				2,868,643
Health revenue: 0.77%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	0.74	1-1-2046	4,000,000	4,000,033
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	1.08	1-1-2035	4,570,000	4,589,339
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±	1.29	9-1-2048	9,000,000	9,038,279
				17,627,651
Industrial development revenue: 1.95%
Chandler AZ IDA Intel Corporation Project	2.40	12-1-2035	32,885,000	33,026,593
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	1,175,000	1,184,764
Chandler AZ IDA Intel Corporation Project øø	5.00	6-1-2049	4,920,000	5,203,553
Phoenix AZ IDA Various Republic Services Incorporated Projects øø	0.45	12-1-2035	5,000,000	4,996,988
				44,411,898
Miscellaneous revenue: 0.11%
Phoenix AZ Civic Improvement Corporation Senior Lien Airport Revenue Refunding Bonds Series 2013	5.00	7-1-2028	2,500,000	2,586,304
				67,860,761
Arkansas: 0.17%
Health revenue: 0.06%
Batesville AR Public Facilities Board Hospital Series 2020	5.00	6-1-2025	1,385,000	1,478,015
Housing revenue: 0.09%
Arkansas Development Finance Authority Multifamily Housing Cottages Apartments (Department of Housing and Urban Development Insured)	1.25	12-1-2024	2,000,000	1,971,609
Tax revenue: 0.02%
Cabot AR Sales Tax & Improvement Series B	5.00	12-1-2028	435,000	504,518
				3,954,142
California: 5.20%
GO revenue: 0.30%
Kern Community College District CAB BAN ¤	0.00	8-1-2023	7,000,000	6,765,902
Health revenue: 0.13%
California CDA Series 2020A	5.00	4-1-2026	570,000	632,455
California CDA Series 2020A	5.00	4-1-2027	845,000	956,584
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) €	1.05	11-1-2036	950,000	950,000
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00%	7-1-2024	$ 200,000	$ 212,360
Washington Township Health Care District Revenue Refunding Bonds Series 2020A	5.00	7-1-2025	200,000	217,314
				2,968,713
Housing revenue: 0.68%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	0.76	10-1-2036	3,361,000	3,361,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9063 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.74	5-1-2049	12,000,000	12,000,000
				15,361,000
Miscellaneous revenue: 0.72%
California Infrastructure and Economic Development Bank J Paul Getty Trust Series 2021-B2 øø	3.00	10-1-2047	1,000,000	1,035,446
Ceres CA Financing Authority Water System Revenue Bond Series 2020	0.50	6-1-2050	7,400,000	7,369,997
Tender Option Bond Trust Receipts/Certificates Series 2021-XF2954 (Morgan Stanley Bank LIQ) 144Aø	0.61	5-1-2051	8,010,000	8,010,000
				16,415,443
Resource recovery revenue: 0.44%
California PCFA Series A 144Aøø	0.45	8-1-2023	10,000,000	9,993,975
Tax revenue: 0.06%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00	10-1-2026	1,250,000	1,374,195
Tobacco revenue: 0.01%
California Tobacco Securitization Senior Bond Series B-1 øø	0.45	6-1-2030	100,000	99,825
Transportation revenue: 1.94%
Bay Area Toll Authority San Francisco Bay Area Series C-1 (SIFMA Municipal Swap +0.90%) ±	1.39	4-1-2045	25,500,000	25,579,700
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	0.94	4-1-2056	2,750,000	2,762,326
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	0.79	4-1-2056	16,000,000	15,865,651
				44,207,677
Utilities revenue: 0.24%
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2024	400,000	412,637
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2025	415,000	432,799
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2026	435,000	457,764
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2027	450,000	475,608
Lassen CA Municipal Utility District Certificate of Participation Series 2021	4.00	5-1-2028	470,000	497,601
See accompanying notes to portfolio of investments

4  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Long Beach CA Bond Finance Authority Natural Gas Series B (3 Month LIBOR +1.43%) ±	1.77%	11-15-2026	$ 2,000,000	$ 2,019,754
Vernon California Electric System Series A %%	5.00	8-1-2024	685,000	718,142
Vernon California Electric System Series A %%	5.00	8-1-2025	500,000	533,184
				5,547,489
Water & sewer revenue: 0.68%
California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	0.86	12-1-2035	15,500,000	15,501,530
				118,235,749
Colorado: 1.06%
Airport revenue: 0.05%
Denver CO City & County Department of Aviation Airport System Series A	5.00	11-15-2024	1,000,000	1,020,705
Education revenue: 0.11%
University of Colorado Enterprise System Refunding Bond Series C3 Class A	2.00	6-1-2051	2,500,000	2,475,829
GO revenue: 0.16%
Grand River CO Hospital District (AGM Insured) ##	5.00	12-1-2022	1,450,000	1,481,550
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,212,629
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2024	550,000	576,048
Sand Creek CO Metropolitan District GO Series 2020A (AGM Insured)	4.00	12-1-2025	400,000	424,428
				3,694,655
Health revenue: 0.21%
Colorado Health Facilities Authority Hospital Adventhealth Obligated Group Series B	5.00	11-15-2049	900,000	1,004,158
Colorado Health Facilities Authority Hospital Adventhealth Obligated Group Series C	5.00	11-15-2036	3,165,000	3,530,544
Colorado Health Facilities Authority Improvement Christian Living	4.00	1-1-2025	325,000	333,567
				4,868,269
Miscellaneous revenue: 0.36%
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,285,000	1,328,801
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2025	2,455,000	2,576,373
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	6-30-2026	4,050,000	4,271,885
				8,177,059
Tax revenue: 0.02%
Colorado Regional Transportation District Series 2020A & Series 2020B	4.00	7-15-2033	500,000	527,230
Transportation revenue: 0.12%
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2024	450,000	481,248
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
E-470 Public Highway Authority Colorado Series A	5.00%	9-1-2025	$ 300,000	$ 328,754
E-470 Public Highway Authority Colorado Series A	5.00	9-1-2026	1,750,000	1,956,839
				2,766,841
Water & sewer revenue: 0.03%
Central Weld County CO Water District Series 2020 (AGM Insured)	5.00	12-1-2027	500,000	572,199
				24,102,787
Connecticut: 1.90%
Education revenue: 0.46%
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2024	120,000	125,988
Connecticut HEFAR University of Hartford Series N	5.00	7-1-2025	140,000	149,671
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,000,000	6,967,052
Connecticut Higher Education Supplemental Loan Authority Loan Program Series A	3.60	11-15-2023	1,265,000	1,287,573
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2024	250,000	265,037
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2025	400,000	430,042
Connecticut Higher Education Supplemental Loan Authority Loan Program Series B	5.00	11-15-2026	585,000	636,524
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	5.00	11-15-2025	500,000	544,741
				10,406,628
GO revenue: 0.17%
Bridgeport CT General Obligation Refunding Bond Series 2021C	5.00	2-15-2023	550,000	565,939
Bridgeport CT General Obligation Refunding Bond Series 2021C	5.00	2-15-2026	1,325,000	1,462,281
Connecticut Series C	4.00	6-1-2025	1,000,000	1,057,006
Hamden CT GO Series 2020A (BAM Insured)	5.00	8-1-2026	710,000	793,460
				3,878,686
Health revenue: 0.49%
Connecticut HEFA Hartford Healthcare Series B1	5.00	7-1-2053	7,500,000	8,059,304
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M %%	5.00	7-1-2026	375,000	411,757
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M %%	5.00	7-1-2027	250,000	278,906
Connecticut HEFA Revenue Bond Stamford Hospital Issue Series M %%	5.00	7-1-2028	300,000	339,063
Connecticut HEFA Yale New Haven Health Series A	5.00	7-1-2028	1,975,000	2,098,394
				11,187,424
Housing revenue: 0.55%
Connecticut HFA Mortgage Finance Program Bonds Series A Subseries A-4 (SIFMA Municipal Swap +0.30%) ±	0.79	11-15-2050	12,500,000	12,500,009
See accompanying notes to portfolio of investments

6  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.23%
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00%	5-1-2026	$ 1,200,000	$ 1,332,402
Connecticut Special Tax Obligation Transportation Infrastructure Purposes Series A	5.00	5-1-2027	3,400,000	3,853,101
				5,185,503
				43,158,250
Delaware: 0.17%
Utilities revenue: 0.17%
Delaware EDA Gas Facilities Delmarva Power & Light Company Series A	1.05	1-1-2031	4,000,000	3,820,871
District of Columbia: 1.37%
Airport revenue: 0.90%
Metropolitan Washington DC Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,553,737
Metropolitan Washington DC Airports Authority Series A	5.00	10-1-2024	3,450,000	3,510,683
Metropolitan Washington DC Airports Authority Series A	5.00	10-1-2026	1,180,000	1,301,561
Metropolitan Washington DC Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	6,320,000	6,857,242
Metropolitan Washington DC Airports Authority System Revenue Refunding Bonds Series 2021A	5.00	10-1-2027	1,000,000	1,119,767
Metropolitan Washington DC Airports Authority System Revenue Refunding Bonds Series 2021A	5.00	10-1-2028	1,000,000	1,134,844
				20,477,834
Housing revenue: 0.11%
District of Columbia HFA MFHR Strand Residences Project	1.45	2-1-2039	2,500,000	2,501,585
Transportation revenue: 0.10%
Metropolitan Washington DC Transit Authority Series A	5.00	7-15-2025	2,000,000	2,187,014
Water & sewer revenue: 0.26%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C øø	1.75	10-1-2054	6,000,000	5,958,566
				31,124,999
Florida: 4.10%
Airport revenue: 0.65%
Broward County FL Airport System Series C	5.00	10-1-2022	2,000,000	2,030,912
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Prerefunded Bond	5.00	10-1-2025	1,355,000	1,486,382
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Unrefunded Bond	5.00	10-1-2025	645,000	696,908
Miami-Dade County FL Aviation Refunding Bonds Series 2014	5.00	10-1-2028	10,000,000	10,571,527
				14,785,729
Education revenue: 0.54%
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2024	500,000	530,137
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00%	10-1-2025	$ 1,000,000	$ 1,077,532
Capital Projects Finance Authority Student Housing Refunding Bond Series 2020A-1	5.00	10-1-2026	1,000,000	1,091,806
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2025	500,000	540,239
Florida Higher Educational Facilities Financing Authority Educational Facilities Institute Technology	5.00	10-1-2026	750,000	824,254
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2026	250,000	258,755
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2027	255,000	264,513
Palm Beach County FL Educational Facilities Authority Revenue Bonds Series 2021	4.00	10-1-2028	270,000	280,323
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ) 144Aø	0.63	4-1-2053	7,325,000	7,325,000
				12,192,559
Health revenue: 0.39%
North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,740,489
North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,096,601
Pompano Beach FL Refunding Bond John Knox Village Project	3.25	9-1-2023	665,000	670,469
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2022	115,000	115,966
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2023	115,000	117,038
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2024	145,000	148,460
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2025	180,000	184,534
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2026	185,000	189,693
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2027	215,000	219,830
St. Johns County FL IDA Vicars Landing Project A	4.00	12-15-2028	200,000	203,403
Tender Option Bond Trust Receipts/Certificates 2020-XM0868 (JPMorgan Chase & Company LIQ) 144Aø	0.63	2-15-2026	3,225,000	3,225,000
				8,911,483
Housing revenue: 0.39%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured) øø	1.25	5-1-2024	9,000,000	8,917,167
Miscellaneous revenue: 0.52%
Capital Trust Agency Florida Marie Shelby Botanical Gardens 144A	4.00	6-15-2022	1,200,000	1,201,338
Miami-Dade County FL School Board Certificate of Participation Series A øø	5.00	5-1-2031	10,115,000	10,705,538
				11,906,876
Resource recovery revenue: 0.08%
Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,825,960
Tax revenue: 0.62%
Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	7,782,530
Leon County FL School District	4.00	9-1-2026	6,000,000	6,181,929
				13,964,459
See accompanying notes to portfolio of investments

8  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.05%
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00%	10-1-2024	$ 300,000	$ 319,542
Osceola County FL Transportation Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2026	735,000	812,559
				1,132,101
Utilities revenue: 0.04%
Orlando FL Commission Utility System Series B	1.25	10-1-2046	1,000,000	948,514
Water & sewer revenue: 0.82%
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2027	680,000	775,241
North Sumter County FL Sumter County Utility Dependent District Utility Revenue Bonds Series 2021 (AGM Insured)	5.00	10-1-2028	1,360,000	1,576,706
Tohopekaliga Water Authority Florida Utility System Series 2020 144A	5.00	10-1-2025	14,160,000	15,633,583
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	200,000	223,303
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	227,017
Wildwood Utility Dependent District Utility South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	287,561
				18,723,411
				93,308,259
Georgia: 2.45%
Health revenue: 0.05%
Cobb County GA Kennestone Hospital Authority Series 2020B	5.00	4-1-2026	1,000,000	1,102,713
Industrial development revenue: 0.23%
Savannah GA EDA PCR International Paper Company Project Series B	1.90	8-1-2024	4,250,000	4,197,914
Savannah GA EDA Recovery Zone Facility International	2.00	11-1-2033	1,000,000	989,923
				5,187,837
Utilities revenue: 2.17%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project øø	1.55	12-1-2049	4,000,000	3,994,249
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F øø	3.00	11-1-2045	22,050,000	22,266,086
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2025	200,000	214,749
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project M	5.00	1-1-2026	300,000	329,393
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2023	250,000	256,048
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2024	400,000	419,742
Georgia Municipal Electric Authority Plant Vogtle Units 3&4 Project P	5.00	1-1-2025	1,000,000	1,072,915
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ) øø	4.00%	8-1-2048	$ 6,225,000	$ 6,414,696
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2026	1,100,000	1,157,936
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021C	4.00	12-1-2027	1,215,000	1,285,158
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022	4.00	12-1-2027	4,000,000	4,230,974
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2028	3,345,000	3,553,927
Monroe County GA Development Authority PCR Georgia Power Company Plant Scherer Project First Series 2009	1.00	7-1-2049	2,500,000	2,360,075
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	1.50	1-1-2039	1,500,000	1,468,587
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2027	165,000	185,689
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Bonds Series 2021A (AGM Insured)	5.00	1-1-2028	200,000	229,084
				49,439,308
				55,729,858
Guam: 0.07%
Tax revenue: 0.07%
Government of Guam Business Privilege Series F	5.00	1-1-2028	500,000	552,288
Government of Guam Business Privilege Series F	5.00	1-1-2029	1,000,000	1,115,802
				1,668,090
Hawaii: 0.57%
GO revenue: 0.19%
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2024	1,000,000	1,061,992
Honolulu HI General Obligation Bonds Series 2022A %%	5.00	11-1-2025	3,000,000	3,256,619
				4,318,611
Miscellaneous revenue: 0.38%
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2025	1,945,000	2,026,240
Hawaii Department of Transportation Airports Division Series 2013	5.25	8-1-2026	6,350,000	6,609,277
				8,635,517
				12,954,128
Illinois: 7.78%
Airport revenue: 0.90%
Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,222,739
See accompanying notes to portfolio of investments

10  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00%	1-1-2023	$13,720,000	$ 13,920,355
Chicago IL O'Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,395,272
				20,538,366
Education revenue: 0.54%
Illinois Finance Authority Benedictine University Refunding Bond	5.00	10-1-2027	630,000	682,975
Illinois State University Auxiliary Facilities System Series A	5.00	4-1-2024	2,325,000	2,401,682
Illinois State University Auxiliary Facilities System Series A (AGM Insured)	5.00	4-1-2025	700,000	754,806
Illinois State University Auxiliary Facilities System Series B (AGM Insured)	5.00	4-1-2024	415,000	437,410
Southern Illinois University Board of Trustees Southern Illnois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2027	780,000	837,138
Southern Illnois University Board of Trustees Southern Illnois University Housing and Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2026	825,000	876,495
University of Illinois Refunding Bond Auxiliary Facilities Series A	5.00	4-1-2027	5,000,000	5,152,152
Western Illinois University Refunding Bond Auxiliary Facilities System (BAM Insured)	4.00	4-1-2024	1,000,000	1,034,226
				12,176,884
GO revenue: 2.07%
Boone, McHenry & DeKalb Counties IL Community Unit School District #100 General Obligation Refunding School Bonds, Series 2021B	4.00	1-1-2027	4,525,000	4,868,562
Boone, McHenry & DeKalb Counties IL Community Unit School District #100 General Obligation Refunding School Bonds, Series 2021B	4.00	1-1-2028	2,100,000	2,288,261
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	511,346
Chicago IL Board of Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,097,159
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2030	2,250,000	2,489,989
Chicago IL Refunding Bond Series A	5.00	1-1-2026	5,000,000	5,373,864
Chicago IL Refunding Bonds Series 2015C	5.00	1-1-2023	1,450,000	1,486,385
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	3,300,000	3,382,808
Cook County IL General Obligation Refunding Bonds Series 2021A	5.00	11-15-2026	1,950,000	2,177,026
Cook County IL Refunding Bond Series A	5.00	11-15-2025	1,200,000	1,316,108
DeKalb County IL Community Unit School District Series B (AGM Insured) ¤	0.00	1-1-2025	3,235,000	2,994,977
Grundy, Kendall & Will Counties IL Community High School District #111 Minooka Refund Bond	4.00	5-1-2027	500,000	538,269
Grundy, Kendall & Will Counties IL Community High School District #111 Minooka Refunding Bond	4.00	5-1-2026	635,000	675,819
Illinois Series 2014	5.00	4-1-2022	3,000,000	3,000,000
Illinois Series 2020	5.13	5-1-2022	2,000,000	2,005,715
Illinois Series 2020	5.38	5-1-2023	1,000,000	1,034,940
Kane, Cook, DuPage, McHenry & DeKalb Counties IL Refunding Bond Series B	4.00	12-15-2026	960,000	1,043,945
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Kane, Cook, DuPage, McHenry & DeKalb Counties IL Refunding Bond Series B	4.00%	12-15-2027	$ 795,000	$ 873,931
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2022	1,660,000	1,689,198
Kendall, Kane & Will Counties IL Refunding Bond Series B	5.00	10-1-2023	825,000	861,431
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2025	400,000	422,120
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2025	500,000	527,650
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2026	200,000	213,056
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2027	300,000	322,025
Village of Matteson IL General Obligation Refunding Bonds Series 2021A (BAM Insured)	4.00	12-1-2027	575,000	617,214
Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	516,154
Whiteside & Lee Counties IL Community Unit School District Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,560,567
Will County IL Community High School District #161	4.00	1-1-2024	2,000,000	2,066,431
				46,954,950
Health revenue: 0.60%
Illinios Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2026	465,000	478,787
Illinios Finance Authority Revenue Refunding Bonds Series 2022	4.00	10-15-2027	480,000	494,160
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2025	500,000	543,728
Illinois Finance Authority Health Services Facility Series 2020	5.00	10-1-2026	500,000	554,197
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap +0.70%) ±	1.19	5-1-2042	2,250,000	2,254,798
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,600,000	3,902,111
Illinois Finance Authority Series 2020B-2	5.00	5-15-2050	4,000,000	4,408,505
Southwestern Illinois Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,035,000	1,084,034
				13,720,320
Housing revenue: 0.33%
Illinois Housing Development Authority (SIFMA Municipal Swap +1.00%)(FNMA LOC, FNMA LIQ) ±	1.49	5-15-2050	7,500,000	7,570,976
Miscellaneous revenue: 1.14%
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2024	2,270,000	2,405,467
Chicago IL Board of Education Refunding Bond Series B	5.00	12-1-2025	2,460,000	2,645,675
Chicago IL Special Assessment Improvement Bonds Series 2022	3.04	12-1-2028	270,000	261,546
Illinois Refunding Bond	5.00	2-1-2023	8,775,000	8,992,740
Illinois Series 2017D	5.00	11-1-2026	8,025,000	8,778,014
Illinois Series 2021A	5.00	3-1-2028	2,500,000	2,765,955
				25,849,397
Tax revenue: 1.52%
Build Illinois Bond Junior Obligation Series C	5.00	6-15-2022	2,985,000	3,004,645
Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	650,000	663,018
See accompanying notes to portfolio of investments

12  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Huntley IL Special Service Area #6 Special Tax Refunding Bond (BAM Insured)	2.20%	3-1-2024	$ 797,000	$ 798,308
Illinois Sales Tax Revenue Junior Obligation Series A	5.00	6-15-2023	5,825,000	6,027,794
Illinois Sales Tax Revenue Junior Obligation Series C	4.00	6-15-2025	4,000,000	4,189,841
Illinois Sales Tax Revenue Refunding Bond Series C	4.00	6-15-2023	3,315,000	3,391,419
Illinois Series 2013	5.00	6-15-2024	585,000	604,843
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2024	475,000	491,522
Macon County IL Decatur School District #61 Series 2020 C (AGM Insured)	4.00	1-1-2027	600,000	649,486
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,155,978
Metropolitan Pier & Exposition Authority McCormick Place Project Refunding Bonds Series A	3.00	6-15-2025	2,000,000	2,015,979
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	5,621,066
				34,613,899
Tobacco revenue: 0.53%
Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	12,069,971
Transportation revenue: 0.10%
Illinois Toll Highway Authority Senior Refunding Bond Series C	5.00	1-1-2027	2,050,000	2,313,945
Water & sewer revenue: 0.05%
Geneva IL Waterworks Sewage Alternate Revenue Source Series 2021	4.00	2-1-2027	450,000	485,715
Geneva IL Waterworks Sewage Alternate Revenue Source Series 2021	4.00	2-1-2028	280,000	304,063
Waukegan Lake County IL First Lien Water & Sewer System Revenue Bonds Series 2020 (AGM Insured)	5.00	12-30-2027	280,000	317,959
				1,107,737
				176,916,445
Indiana: 1.17%
Health revenue: 0.68%
Indiana Finance Authority Deaconess Health System Series B (SIFMA Municipal Swap +0.30%) ±	0.81	3-1-2039	5,775,000	5,775,053
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,021,531
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,334,374
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,219,968
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	840,551
Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,073,323
Indiana Finance Authority Parkview Health Series A	5.00	5-1-2023	1,010,000	1,046,662
Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	508,694
Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	522,229
				15,342,385
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.49%
Indianapolis Local Public Improvement Bond Series A	5.00%	6-1-2026	$ 3,000,000	$ 3,302,991
Indianapolis Local Public Improvement Bond Series A	5.00	6-1-2027	6,000,000	6,722,761
Mishawaka RDA Lease Rental Revenue Bonds of 2021 (BAM Insured)	5.00	2-15-2027	1,025,000	1,150,309
				11,176,061
				26,518,446
Iowa: 0.66%
Education revenue: 0.10%
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2022	500,000	511,313
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2023	700,000	733,771
Iowa Student Loan Liquidity Corporation AMT Senior Series B	5.00	12-1-2024	1,000,000	1,070,376
				2,315,460
GO revenue: 0.08%
Indianola IA General Obligation Capital Loan Notes Series 2021	3.00	6-1-2027	855,000	888,338
Indianola IA General Obligation Capital Loan Notes Series 2021	4.00	6-1-2028	880,000	965,863
				1,854,201
Utilities revenue: 0.48%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	10,000,000	10,809,382
				14,979,043
Kansas: 0.09%
Health revenue: 0.09%
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	4.00	5-15-2024	1,015,000	1,021,721
Wichita KS Health Care Facilities Presbyterian Manors Incorporated	5.00	5-15-2025	1,055,000	1,092,748
				2,114,469
Kentucky: 3.17%
Education revenue: 0.07%
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2027	525,000	549,444
Columbia KY Educational Development Refunding Revenue Bonds Lindsey Wilson College Project Series 2021	4.00	12-1-2028	545,000	570,306
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2026	210,000	222,782
Kentucky Bond Development Corporation City of Danville Centre College Series 2021	4.00	6-1-2028	250,000	269,767
				1,612,299
See accompanying notes to portfolio of investments

14  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.20%
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C øø	5.00%	10-1-2047	$ 4,000,000	$ 4,457,016
Housing revenue: 0.39%
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	9,000,000	8,988,962
Miscellaneous revenue: 0.02%
Kentucky State University Certificate of Participation Series 2021 (BAM Insured)	5.00	11-1-2027	160,000	181,858
Kentucky State University Certificate of Participation Series 2021 (BAM Insured)	5.00	11-1-2028	200,000	230,997
				412,855
Utilities revenue: 2.49%
Kentucky Public Energy Authority Gas Supply Series A-1 øø	4.00	12-1-2049	9,500,000	9,845,284
Kentucky Public Energy Authority Gas Supply Series B øø	4.00	1-1-2049	26,085,000	27,062,003
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35	11-1-2027	7,500,000	6,823,965
Tender Option Bond Trust Receipts/ Floater Certificates Series 2022-XM0980 (Morgan Stanley Bank LIQ) 144Aø	0.63	8-1-2052	7,500,000	7,500,000
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2016A øø	1.30	9-1-2044	6,000,000	5,492,562
				56,723,814
				72,194,946
Louisiana: 1.42%
Health revenue: 0.30%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Children's Medical Center Project	5.00	6-1-2045	6,695,000	6,934,458
Industrial development revenue: 0.63%
St John Baptist Parish LA Marathon Oil Corporation Project	2.10	6-1-2037	14,450,000	14,234,529
Miscellaneous revenue: 0.28%
Louisiana Local Government Environmental Facilities and CDA Subordinated Lien Bond East Baton Rouge	0.88	2-1-2046	5,000,000	4,797,855
Louisiana State General Obligation Bonds Series A	5.00	2-1-2027	1,570,000	1,659,191
				6,457,046
Utilities revenue: 0.17%
Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	3,758,159
Water & sewer revenue: 0.04%
East Baton Rouge LA Refunding Bonds Multi Modal Series A øø	1.30	2-1-2041	1,000,000	934,317
				32,318,509
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine: 0.08%
Education revenue: 0.02%
Maine Finance Authority Supplemental Education Loan Program Class A Series A-1 (AGM Insured)	5.00%	12-1-2025	$ 425,000	$ 459,576
Health revenue: 0.06%
Maine HEFAR Bonds Series 2020A	5.00	7-1-2025	255,000	278,918
Maine HEFAR Bonds Series 2020A	5.00	7-1-2025	545,000	590,579
Maine HEFAR Bonds Series 2020A	5.00	7-1-2026	500,000	556,491
				1,425,988
				1,885,564
Maryland: 1.34%
Housing revenue: 0.74%
Maryland CDA 144A	1.33	1-1-2024	6,300,000	6,185,893
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,741,478
				16,927,371
Utilities revenue: 0.60%
Maryland Economic Development Corporation PCR Potomac Electric Power Company Project	1.70	9-1-2022	13,500,000	13,520,798
				30,448,169
Massachusetts: 2.28%
Education revenue: 0.11%
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2027	250,000	257,015
Massachusetts Development Finance Agency Lasell University Series 2021	4.00	7-1-2028	330,000	338,606
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00	6-1-2026	420,000	453,774
Massachusetts Development Finance Agency Springfield College Issue Series 2021A	5.00	6-1-2027	440,000	481,397
Massachusetts Educational Financing Authority AMT Issue K Series 2017A	5.00	7-1-2022	1,000,000	1,009,143
				2,539,935
Health revenue: 0.45%
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	0.99	7-1-2038	5,000,000	4,994,301
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series C	5.25	7-1-2027	1,850,000	1,866,886
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2026	300,000	334,955
See accompanying notes to portfolio of investments

16  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00%	10-1-2027	$ 410,000	$ 466,290
Massachusetts Development Finance Authority Revenue Bonds Series 2019 T1 (SIFMA Municipal Swap +0.60%) 144A±	1.09	7-1-2049	2,600,000	2,595,582
				10,258,014
Miscellaneous revenue: 1.08%
Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70	8-1-2043	24,550,000	24,582,195
Tax revenue: 0.11%
Massachusetts Bay Transportation Authority Series B Subseries B-1	5.00	7-1-2025	2,300,000	2,517,252
Transportation revenue: 0.53%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	11,685,000	11,962,428
				51,859,824
Michigan: 2.43%
Education revenue: 0.09%
Board of Trustees of Northern Michigan University General Revenue Bonds Series 2018A	5.00	12-1-2027	640,000	732,049
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2026	390,000	415,094
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2027	405,000	434,153
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2028	405,000	436,513
				2,017,809
GO revenue: 0.03%
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00	5-1-2026	285,000	306,077
Clawson MI Public School Building and Site (Qualified School Board Loan Fund Insured)	4.00	5-1-2028	300,000	327,562
				633,639
Health revenue: 0.62%
Kalamazoo MI Economic Development Corporation Series 2020B-2	2.63	5-15-2025	1,150,000	1,137,925
Michigan Finance Authority Bronson Healthcare Group Series B & C øø	3.75	11-15-2049	7,600,000	8,030,466
Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,311,527
Michigan Strategic Fund Limited Obligation Refunding Bond Holland Home Project	4.00	11-15-2024	580,000	603,214
				14,083,132
Housing revenue: 0.24%
Michigan Housing Development Authority Series D (Industrial & Commercial Bank of China Limited SPA) ø	1.35	6-1-2030	5,465,000	5,465,000
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  17

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.95%
Michigan Strategic Fund Limited Obligation Consumers Energy Company Project	1.80%	10-1-2049	$19,500,000	$ 19,497,929
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC øø	4.00	10-1-2061	2,000,000	2,092,023
				21,589,952
Miscellaneous revenue: 0.09%
Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	815,000	817,313
Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,173,018
				1,990,331
Tax revenue: 0.41%
Tender Option Bond Trust Receipts/Certificates (AGM Insured, Morgan Stanley Bank LIQ) 144Aø	0.71	7-1-2043	9,410,000	9,410,000
				55,189,863
Minnesota: 1.39%
GO revenue: 0.18%
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2023	815,000	804,973
Hastings MN Independent School District #200 Series A (State School District Credit Program Insured) ¤	0.00	2-1-2024	1,015,000	980,753
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ) 144Aø	0.64	3-20-2024	2,300,000	2,300,000
				4,085,726
Housing revenue: 0.47%
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	0.94	1-1-2045	10,830,000	10,812,676
Miscellaneous revenue: 0.04%
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2024	425,000	447,572
Duluth MN Independent School District Certificate of Participation Series B (State School District Credit Program Insured)	5.00	2-1-2025	375,000	404,269
				851,841
Utilities revenue: 0.70%
Central Minnesota Municipal Power Agency Brookings Southeast Twin (AGM Insured)	5.00	1-1-2027	400,000	449,963
Central Minnesota Municipal Power Agency Brookings Southeast Twin (AGM Insured)	5.00	1-1-2028	500,000	570,686
Minnseota Municpal Gas Agency Commodity Supply Revenue Bonds Series 2022 (U.S. SOFR +1.00%) ±	1.19	12-1-2052	15,000,000	14,950,935
				15,971,584
				31,721,827
See accompanying notes to portfolio of investments

18  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.36%
Health revenue: 0.34%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	0.20%	9-1-2036	$ 5,000,000	$ 4,970,616
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project øø	5.00	9-1-2044	2,500,000	2,710,188
				7,680,804
Industrial development revenue: 0.02%
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Mississippi Power Company Project ø	0.48	5-1-2028	520,000	520,000
				8,200,804
Missouri: 1.60%
GO revenue: 0.22%
St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,030,000
Housing revenue: 0.35%
Port Authority of Kansas City MO MFHR Bonds Series 2022A (Department of Housing and Urban Development Insured) øø	1.50	5-1-2024	8,000,000	7,946,298
Industrial development revenue: 1.03%
Missouri Environmental Improvement and Energy Resources Authority Kansas City Power and Light Company Project	2.75	5-1-2038	23,400,000	23,483,070
				36,459,368
Montana: 0.12%
Health revenue: 0.12%
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A %%	5.00	8-15-2024	375,000	397,372
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A %%	5.00	8-15-2025	325,000	351,839
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A %%	5.00	8-15-2027	500,000	560,736
Montana Facility Finance Authority Billings Clinic Obligated Group Series 2022A %%	5.00	8-15-2028	1,145,000	1,297,956
				2,607,903
Nebraska: 0.35%
Airport revenue: 0.05%
Airport Authority of the City of Lincoln Airport Bonds Series 2021	5.00	7-1-2028	1,000,000	1,144,464
Education revenue: 0.10%
Douglas County NE Educational Facilities SIFMA Index Creighton University (SIFMA Municipal Swap +0.53%) ±	1.02	7-1-2035	2,250,000	2,257,500
Health revenue: 0.15%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series B	5.00	11-15-2053	3,250,000	3,547,759
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  19

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.05%
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.00%	9-1-2042	$ 1,075,000	$ 1,090,024
				8,039,747
Nevada: 0.45%
GO revenue: 0.34%
Clark County NV School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,689,300
Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,015,469
				7,704,769
Utilities revenue: 0.11%
Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	560,000	561,038
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	2,000,000	2,000,530
				2,561,568
				10,266,337
New Jersey: 5.53%
Airport revenue: 0.24%
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2022	1,755,000	1,780,280
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2023	1,500,000	1,563,776
New Jersey EDA Refunding Bond Port Newark Container Terminal LLC Project	5.00	10-1-2024	2,000,000	2,135,554
				5,479,610
Education revenue: 0.11%
State of New Jersey Higher Education Student Assistance Authority Student Loan Revenue Bonds Series 2012-1	5.00	12-1-2022	2,500,000	2,541,965
GO revenue: 0.72%
New Jersey EDA Series G 144A	5.25	9-1-2023	15,000,000	15,650,148
The Board of Education of the City of Newark New Jersey School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2027	350,000	395,501
The Board of Education of the City of Newark New Jersey School Energy Savings Obligation Refunding Bonds Series 2021 (BAM Insured)	5.00	7-15-2028	350,000	402,122
				16,447,771
Housing revenue: 1.13%
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.70	4-1-2022	5,190,000	5,190,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.80	10-1-2022	4,560,000	4,580,040
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.90	4-1-2023	5,035,000	5,062,083
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	2.95	10-1-2023	4,710,000	4,738,709
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.10	4-1-2024	2,230,000	2,246,603
See accompanying notes to portfolio of investments

20  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series B	3.25%	4-1-2025	$ 2,535,000	$ 2,561,859
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue Series D	2.90	10-1-2025	1,200,000	1,208,937
				25,588,231
Miscellaneous revenue: 2.27%
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,103,926
New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,752,998
New Jersey EDA School Facilities Construction Refunding Bond Series XX	5.00	6-15-2022	7,500,000	7,553,482
New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,042,785
New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,138,568
New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	26,494,705
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC / NPFGC Insured, Bank of America NA LIQ) 144Aø	0.55	7-1-2026	1,500,000	1,500,000
				51,586,464
Tax revenue: 0.10%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	2,000,000	2,247,103
Transportation revenue: 0.96%
New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	0.91	1-1-2030	21,820,000	21,842,047
				125,733,191
New Mexico: 0.03%
Health revenue: 0.03%
Santa Fe NM Retirement Facility El Castillo Retirement Residences Project Series 2019 B2	2.25	5-15-2024	600,000	596,433
New York: 7.96%
Airport revenue: 0.48%
Albany County NY Airport Authority Airport Revenue Refunding Bonds, Series 2020B	5.00	12-15-2026	1,070,000	1,177,949
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2026	490,000	528,841
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2027	500,000	544,441
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2028	500,000	550,132
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Series 2020A	5.00	12-1-2029	500,000	554,782
Port of New York & Port of New Jersey Authority Consolidated Bonds 185th Series AMT	5.00	9-1-2026	7,150,000	7,590,933
				10,947,078
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  21

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.23%
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05%	2-1-2031	$ 1,000,000	$ 934,180
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	1,640,000	1,657,745
New York Dormitory Authority Iona College Series 2022%%	5.00	7-1-2028	825,000	911,474
New York Housing Finance Agency Affordable Housing Series K2%%	5.00	7-1-2025	600,000	642,375
St. Lawrence County NY Industrial Development Clarkson University Project Series B	1.55	9-1-2042	1,000,000	964,986
				5,110,760
GO revenue: 1.19%
New York NY General Obligation Bonds Series A (JPMorgan Chase & Company SPA) ø	0.33	8-1-2044	20,000,000	20,000,000
Poughkeepsie Dutchess County NY Public Improvement Refunding Bond	4.00	4-15-2027	480,000	508,331
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,215,000	3,662,979
Tonawanda Erie County NY BAN Series 2021	1.00	6-2-2022	3,000,000	2,998,997
				27,170,307
Health revenue: 0.78%
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2026	500,000	553,976
Broome County NY Local Development Corporation Series 2020 (AGM Insured)	5.00	4-1-2027	950,000	1,073,051
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	0.58	7-1-2048	9,925,000	9,925,000
New York Dormitory Authority Montefiore Obligated Group Series 2018A	5.00	8-1-2026	1,000,000	1,078,445
New York Dormitory Authority Non State Supported Debt Northwell Health	5.00	5-1-2048	4,000,000	4,191,254
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,000,000	965,833
				17,787,559
Housing revenue: 0.24%
New York Housing Finance Agency Affordable Housing Series K2 øø	1.00	11-1-2061	500,000	468,558
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.75	11-1-2023	400,000	398,436
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.80	5-1-2024	400,000	397,020
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.85	11-1-2024	400,000	396,501
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.90	5-1-2025	515,000	509,963
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	1.95	11-1-2025	520,000	513,819
See accompanying notes to portfolio of investments

22  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
New York NY Housing Development Corporation MFHR AMT Sustainable Neighborhood	2.00%	5-1-2026	$ 535,000	$ 525,169
New York State Housing Finance Agency Bonds Series J-2 øø	1.10	11-1-2061	2,500,000	2,327,392
				5,536,858
Industrial development revenue: 1.40%
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	7,205,000	7,513,781
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2025	22,925,000	24,313,347
				31,827,128
Miscellaneous revenue: 0.18%
New York Liberty Development Corporation Tax-Exempt Liberty Revenue Refunding Bonds Series 2021A	1.20	11-15-2028	2,500,000	2,157,066
New York NY IDA Refunding Bonds Series 2021A (AGM Insured)	5.00	1-1-2024	1,250,000	1,312,133
Public Housing Capital Fund Trust I (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	529,046	529,695
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	78,193	78,568
				4,077,462
Tax revenue: 0.89%
New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	0.94	11-1-2026	5,050,000	5,050,222
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap +0.80%) ±	1.29	11-1-2022	4,975,000	5,001,136
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1125 (Deutsche Bank LIQ) 144Aø	0.55	5-15-2051	4,270,000	4,270,000
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A øø	2.00	5-15-2045	6,000,000	5,824,388
				20,145,746
Transportation revenue: 2.05%
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	10,400,000	10,652,683
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Bank of Montreal LOC) ø	0.70	11-15-2041	5,700,000	5,700,000
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap +0.45%) ±	0.94	11-15-2044	22,545,000	22,550,352
New York Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D	5.00	11-15-2026	4,475,000	4,954,023
Triborough Bridge and Tunnel Authority Revenue Refunding Bonds 2013A	5.00	11-15-2026	2,770,000	2,864,120
				46,721,178
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  23

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.41%
Long Island Power Authority Electric System General Series B	1.65%	9-1-2049	$ 6,000,000	$ 5,946,602
Long Island Power Authority Electric System Revenue General Series B øø	1.50	9-1-2051	3,500,000	3,371,324
				9,317,926
Water & sewer revenue: 0.11%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,485,441
				181,127,443
North Carolina: 0.56%
Health revenue: 0.19%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E	0.80	1-15-2048	1,500,000	1,427,777
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2026	245,000	258,216
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2027	295,000	312,603
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	5.00	3-1-2028	305,000	324,860
North Carolina Medical Care Commission Retirement Facilities Entrance Fee Series 2020B-2	2.30	9-1-2025	1,250,000	1,241,463
North Carolina Medical Care Commission Retirement Facilities First Mortgage Series 2020B-2	2.50	10-1-2024	740,000	732,582
				4,297,501
Industrial development revenue: 0.04%
Columbus County Industrial Facilities & PCFA Environmental Improvement Revenue Refunding Bond International Paper Company Project Series A	2.00	11-1-2033	1,000,000	989,923
Resource recovery revenue: 0.33%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	1.12	6-1-2038	7,500,000	7,497,585
				12,785,009
North Dakota: 0.16%
Health revenue: 0.16%
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2025	165,000	179,747
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2026	225,000	249,521
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2027	1,125,000	1,265,802
Grand Forks ND Health Care System Revenue Bonds Altru Health System Series 2021	5.00	12-1-2028	1,650,000	1,879,901
				3,574,971
Ohio: 2.66%
GO revenue: 0.15%
Lake County OH Building Improvement BAN Series 2022	1.25	1-12-2023	3,300,000	3,287,363
See accompanying notes to portfolio of investments

24  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.18%
Hamilton County OH Hospital Facilities UC Health Series 2020	5.00%	9-15-2026	$ 655,000	$ 730,655
Ohio Hospital Revenue Bonds Series 2020	5.00	11-15-2025	265,000	288,425
Ohio University Hospital Health System Series B	5.00	1-15-2050	2,905,000	3,127,672
				4,146,752
Industrial development revenue: 0.82%
Ohio Air Quality Development Authority Exempt Facilities Revenue Bond ø	0.58	4-1-2051	15,000,000	15,000,000
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	3,750,000	3,681,598
				18,681,598
Miscellaneous revenue: 0.03%
Dayton OH City School District Certificate of Participation School Facilities Project	3.00	12-1-2026	180,000	185,566
Dayton OH City School District Certificate of Participation School Facilities Project	3.00	12-1-2027	270,000	279,011
Dayton OH City School District Certificate of Participation School Facilities Project	4.00	12-1-2028	230,000	252,084
				716,661
Resource recovery revenue: 0.52%
Ohio Air Quality Development Authority Refunding Bond American Electric Power Company Project	1.90	5-1-2026	12,000,000	11,834,072
Tax revenue: 0.27%
Akron OH Community Learning Centers Income Tax Refunding Bonds Series 2022	4.00	12-1-2027	3,540,000	3,852,401
Akron OH Community Learning Centers Income Tax Revenue Refunding Bonds Series 2022	4.00	12-1-2028	2,000,000	2,194,611
				6,047,012
Utilities revenue: 0.69%
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2027	400,000	451,257
American Municipal Power Ohio Incorporated Fremont Energy Center	5.00	2-15-2029	350,000	407,247
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2025	1,200,000	1,299,690
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2026	1,500,000	1,660,698
American Municipal Power Ohio Incorporated Hydroelectric Projects Series A	5.00	2-15-2027	1,600,000	1,805,029
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	9,500,000	10,161,206
				15,785,127
				60,498,585
Oklahoma: 1.01%
Education revenue: 0.02%
Oklahoma Development Finance Authority Refunding Bond Oklahoma City University Project	4.00	8-1-2022	535,000	538,955
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  25

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.14%
Oklahoma County OK Independent School District #52 Series A	3.00%	1-1-2023	$ 3,135,000	$ 3,170,208
Health revenue: 0.15%
Oklahoma Development Finance Authority Health System Revenue ø	0.72	8-15-2031	1,850,000	1,850,000
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	506,271
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	519,126
Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	635,093
				3,510,490
Miscellaneous revenue: 0.66%
Kay County OK Public Buildings Authority	2.25	4-1-2024	720,000	706,642
Kay County OK Public Buildings Authority	2.25	4-1-2025	735,000	713,635
Kay County OK Public Buildings Authority	2.38	4-1-2026	750,000	722,275
Kingfisher OK Special Projects Authority Educational Facilities Kingfisher Public Schools Project	4.00	3-1-2026	2,005,000	2,127,848
Mcintosh County OK Educational Facilities Authority Revenue Bonds Series 2022	2.00	9-1-2027	415,000	383,405
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2025	550,000	575,275
Oklahoma County OK Finance Authority Educational Facilities Jones Public Schools Project	4.00	9-1-2026	590,000	623,594
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2023	830,000	864,998
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2024	1,080,000	1,145,820
Ottawa County OK Educational Facilities Authority Educational Facilities Lease Miami Public Schools Project	5.00	9-1-2025	930,000	1,006,685
Tulsa County OK Industrial Authority Educational Broken Arrow Public Schools Project	5.00	9-1-2025	3,000,000	3,132,058
Wagoner County OK School Development Authority Wagoner Public Schools Project	4.00	9-1-2025	1,255,000	1,308,917
Weatherford OK Industrial Trust Educational Facilities Lease Weatherford Public Schools Project	5.00	3-1-2027	1,475,000	1,640,096
				14,951,248
Tax revenue: 0.04%
Jackson County OK Facilities Authority Sales Tax Revenue Bonds Series 2022	4.00	10-1-2027	810,000	866,286
				23,037,187
Oregon: 0.15%
Airport revenue: 0.06%
Port of Portland International Airport Series C	5.00	7-1-2026	1,240,000	1,361,618
See accompanying notes to portfolio of investments

26  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.04%
Port of Morrow County OR Full Faith Refunding Bond Series A	4.00%	6-1-2026	$ 345,000	$ 366,420
Port of Morrow County OR Full Faith Refunding Bond Series A	4.00	6-1-2027	535,000	572,902
				939,322
Health revenue: 0.05%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,200,000	1,083,234
				3,384,174
Other: 0.48%
Miscellaneous revenue: 0.48%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A	1.60	8-15-2051	1,934,575	1,935,320
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1B1	2.25	8-15-2051	8,947,407	8,962,301
				10,897,621
Pennsylvania: 6.79%
Airport revenue: 0.96%
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2026	1,600,000	1,734,592
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2027	2,000,000	2,206,172
Allegheny County PA Airport Authority Airport Revenue Bonds, Series 2021A	5.00	1-1-2028	2,000,000	2,238,249
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2023	1,410,000	1,456,295
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2026	1,160,000	1,283,123
Philadelphia PA Airport Revenue Refunding Bonds Series 2020A	5.00	7-1-2027	1,400,000	1,572,165
Philadelphia PA Airport Revenue Refunding Bonds Series 2020C	5.00	7-1-2024	10,745,000	11,341,240
				21,831,836
Education revenue: 0.65%
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2027	385,000	426,748
Huntingdon County PA General Authority Juniata College Project Series 2021-TT3	5.00	10-1-2028	415,000	462,593
Lehigh County PA General Purpose Authority (SIFMA Municipal Swap +0.58%) ±	1.07	11-1-2037	10,050,000	10,034,806
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2026	505,000	530,221
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2028	1,090,000	1,158,301
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  27

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00%	6-1-2026	$ 1,475,000	$ 1,612,963
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	500,000	562,661
				14,788,293
GO revenue: 1.20%
Albert Gallatin School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,189,106
Albert Gallatin School District Series B (AGM Insured)	4.00	9-1-2025	350,000	368,307
Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,340,386
Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,165,541
Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,123,729
Canon-McMillan School District PA General Obligation Bonds, Series B of 2014 (AGM Insured)	4.50	12-15-2028	2,000,000	2,083,113
Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,040,928
Dunmore PA Series A (AGM Insured)	2.00	9-1-2025	220,000	215,577
Dunmore PA Series A (AGM Insured)	2.00	9-1-2027	200,000	190,616
Dunmore PA Series A (AGM Insured)	2.00	9-1-2028	220,000	205,800
Laurel Highlands School District Series A (BAM Insured)	4.00	2-1-2027	1,325,000	1,423,878
Oil City Venango County General Obligation Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2026	200,000	214,971
Oil City Venango County General Obligation Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2027	195,000	211,239
Oil City Venango County General Obligation Bonds Series A of 2021 (AGM Insured)	4.00	12-1-2028	200,000	218,560
Peoria PA GO Series 2016B	5.00	1-1-2023	715,000	731,226
Philadelphia PA School District Refunding Bond	5.00	9-1-2023	4,500,000	4,691,673
Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,015,342
Philadelphia PA School District Series A	5.00	9-1-2024	800,000	850,690
Scranton PA School District Series A	5.00	6-1-2022	730,000	734,280
Scranton PA School District Series A	5.00	6-1-2023	835,000	863,595
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2022	870,000	875,382
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2023	615,000	637,501
				27,391,440
Health revenue: 1.40%
Berks County PA IDA Health System Revenue Bonds 2017	5.00	11-1-2022	250,000	253,183
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,026,740
Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,039,329
Berks County PA Municipal Authority Revenue Bonds Series 2020A	5.00	2-1-2023	1,300,000	1,321,445
Geisinger Authority Health System Series B	5.00	4-1-2043	10,000,000	11,171,458
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.74	9-1-2050	10,000,000	10,000,000
Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,096,370
Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,018,532
Southcentral Pennsylvania General Authority Wellspan Health Obligation Group	5.00	6-1-2027	2,085,000	2,219,895
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0876 (Royal Bank of Canada LIQ) 144Aø	0.55	8-15-2027	1,750,000	1,750,000
				31,896,952
See accompanying notes to portfolio of investments

28  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.54%
Pennsylvania HFA Limited Norris Homes Phase V	1.40%	1-1-2043	$10,000,000	$ 9,977,903
Pennsylvania HFA Single Family Series 125A	2.38	10-1-2025	11,845,000	11,801,619
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	5,270,000	5,506,181
Pennsylvania HFA Single Family Series 137	5.00	10-1-2024	265,000	284,258
Pennsylvania HFA Single Family Series 137	5.00	10-1-2025	220,000	241,799
Pennsylvania HFA Single Family Series 137	5.00	4-1-2026	240,000	266,394
Pennsylvania HFA Special Limited Obligation Multifamily Development Bonds Series 2022 (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	7,000,000	6,889,071
				34,967,225
Industrial development revenue: 0.18%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2026	500,000	539,140
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2027	500,000	545,773
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2028	500,000	550,563
Lehigh County PA IDA Electric Utilities Corporation Series B	1.80	2-15-2027	2,500,000	2,501,014
				4,136,490
Miscellaneous revenue: 0.59%
Delaware Valley Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	0.50	11-1-2055	1,000,000	1,000,000
Pennsylvania EDFA Revenue Bonds Series 2015	5.00	6-30-2024	4,500,000	4,716,255
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	3.00	1-1-2025	505,000	510,143
Pennsylvania EDFA Sewage Sludge Disposal Series 2020	4.00	1-1-2026	615,000	644,285
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	4.00	2-1-2024	1,700,000	1,758,438
Pittsburgh & Allegheny Counties Sports & Exhibition Authority Series 2020 (AGM Insured)	5.00	2-1-2026	2,000,000	2,190,685
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	375,000	394,099
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	2,130,000	2,225,639
				13,439,544
Transportation revenue: 0.21%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	557,722
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	580,477
Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +0.70%) ±	1.19	12-1-2023	2,880,000	2,885,745
Pennsylvania Turnpike Commission Series B 2020	5.00	12-1-2025	300,000	331,244
Pennsylvania Turnpike Commission Series B 2020	5.00	12-1-2026	350,000	394,712
				4,749,900
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  29

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.06%
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00%	6-1-2026	$ 850,000	$ 946,534
Allegheny County Sanitary Authority Sewer Revenue Series A 2020	5.00	6-1-2027	300,000	339,865
				1,286,399
				154,488,079
Rhode Island: 0.41%
Education revenue: 0.05%
Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2023	1,175,000	1,230,704
Miscellaneous revenue: 0.36%
Rhode Island & Providence Plantations Consolidated Capital Development Series A	5.00	8-1-2023	8,045,000	8,148,460
				9,379,164
South Carolina: 0.22%
Utilities revenue: 0.22%
Piedmont SC Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,645,000	5,034,643
Tennessee: 2.75%
Health revenue: 0.38%
Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,660,647
Knox County TN Health Educational & Housing Facility University Health System Incorporate	5.00	4-1-2024	1,000,000	1,053,199
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1023 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.55	1-1-2045	5,910,000	5,910,000
				8,623,846
Housing revenue: 0.34%
Metropolitan Government Nashville & Davidson County TN Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured) øø	1.25	12-1-2024	8,000,000	7,848,640
Utilities revenue: 2.03%
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2025	600,000	663,830
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2026	600,000	679,214
Memphis TN Light, Gas & Water Division Series 2020A	5.00	12-1-2027	450,000	518,854
Tennessee Energy Acquisition Corporation Gas Project Series 2017A øø	4.00	5-1-2048	35,840,000	36,458,082
Tennessee Energy Acquisition Corporation Gas Project Series 2018 øø	4.00	11-1-2049	7,500,000	7,749,512
				46,069,492
				62,541,978
See accompanying notes to portfolio of investments

30  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 9.73%
Airport revenue: 1.68%
Austin TX Airport System Revenue Refunding Bonds Series 2019	5.00%	11-15-2025	$ 1,500,000	$ 1,631,509
Dallas-Fort Worth TX International Airport Joint Revenue Refunding Bonds Series 2021B	5.00	11-1-2026	2,850,000	3,183,387
Dallas-Fort Worth TX International Airport Series A	5.00	11-1-2025	1,000,000	1,095,814
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	510,328
Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2025	7,150,000	7,829,906
El Paso TX Airport Series 2018	5.00	8-15-2025	3,110,000	3,351,880
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2026	1,000,000	1,097,657
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020A	5.00	7-1-2027	1,000,000	1,115,162
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2026	1,500,000	1,667,544
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series 2020B	5.00	7-1-2027	3,000,000	3,392,557
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series A	5.00	7-1-2024	3,620,000	3,654,256
Houston TX Airport System Refunding Bond Subordinated Lien Bond Series B	5.00	7-1-2027	6,090,000	6,149,131
Love Field Airport Modernization Corporation Texas General Airport Revenue Refunding Bonds Series 2021	5.00	11-1-2026	3,250,000	3,570,831
				38,249,962
Education revenue: 0.36%
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2027	350,000	376,949
Arlington TX Higher Education Finance Corporation Education Revenue Bonds Series 2021A	4.00	2-15-2028	290,000	314,031
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,010,238
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,565,013
Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,308,326
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2025	360,000	387,517
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2027	500,000	553,824
Clifton TX Higher Education Revenue Bonds Series 2021T	5.00	8-15-2028	300,000	336,489
Odessa TX College District Consolidated Fund Revenue Bonds Series 2021 (AGM Insured)	4.00	7-1-2028	400,000	437,701
				8,290,088
GO revenue: 3.20%
Andrews County Texas Hospital District Refunding Bond	5.00	3-15-2027	1,750,000	1,946,311
Denton TX Independent School District Bonds Series 2014-B	2.00	8-1-2044	550,000	545,971
Denton TX Independent School District Bonds Series 2014-B	2.00	8-1-2044	3,520,000	3,481,624
Eanes TX Independent School District School Building Series B	1.75	8-1-2039	7,465,000	7,346,139
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  31

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Fort Bend TX Independent School District Various Refunding Series B	0.72%	8-1-2051	$ 1,500,000	$ 1,385,968
Hays Consolidated Independent School District TX School Building Bonds Series 2018B	2.70	8-15-2042	2,370,000	2,381,684
Hays Consolidated Independent School District TX School Building Bonds Series 2018B	2.70	8-15-2042	4,395,000	4,416,989
Hays TX School District Unlimited Tax School Building Series B	2.70	8-15-2042	605,000	607,961
Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,606,153
Katy TX Independent School District School Building Bonds Series 2021C	1.50	8-15-2050	4,500,000	4,435,203
Leander TX Independent School District Refunding CAB ¤	0.00	8-15-2023	1,065,000	1,039,475
McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,699,605
North East Independent School District Texas Series 2017	2.38	8-1-2047	7,135,000	7,162,470
North East Independent School District Texas Series 2019	2.20	8-1-2049	4,800,000	4,798,325
Northside Texas Independent School District School Building Bond Series 2012	1.75	6-1-2032	5,290,000	5,286,247
Northside Texas Independent School District School Building Bond Series 2018 øø	2.75	8-1-2048	20,305,000	20,573,111
Port Arthur TX Jefferson and Orange Counties Combination Tax and Revenue Certificates of Obligation Series 2021 (BAM Insured)	5.00	2-15-2028	365,000	416,767
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2026	290,000	320,046
Port Arthur TX Jefferson and Orange Counties Series 2021 (BAM Insured)	5.00	2-15-2027	310,000	348,506
				72,798,555
Health revenue: 0.49%
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann Health System (SIFMA Municipal Swap +0.57%) ±	1.06	12-1-2049	11,000,000	11,037,219
Housing revenue: 0.57%
Dallas TX Housing Finance Corporation Multifamily Housing Estates at Shiloh	1.25	7-1-2037	7,000,000	6,957,700
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,000,000	5,903,827
				12,861,527
Industrial development revenue: 0.08%
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	1.88	1-1-2026	800,000	762,885
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.00	1-1-2027	525,000	494,153
Port of Beaumont Navigation District Jefferson County Dock and Wharf Facility Revenue Bonds Series 2021A 144A	2.13	1-1-2028	575,000	534,184
				1,791,222
See accompanying notes to portfolio of investments

32  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.36%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.78%	11-1-2040	$ 8,100,000	$ 8,100,000
Tax revenue: 0.22%
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2025	480,000	525,354
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2026	510,000	569,424
Baytown TX Municipal Development District Combination Limited Sales Tax Revenue and Third-Lien Hotel Revenue Bonds Series 2021C	5.00	10-1-2027	845,000	959,146
Old Spanish Trail Almeda Corridors RDA Texas Refunding Bond Tax Increment Contract	5.00	9-1-2025	2,805,000	3,052,597
				5,106,521
Transportation revenue: 0.42%
Tender Option Bond Trust Receipts Series 2019-XM0753 (Deutsche Bank LIQ) 144Aø	0.64	8-1-2057	9,635,000	9,635,000
Utilities revenue: 1.53%
Lower Colorado River Authority Refunding Bond	5.00	5-15-2027	2,000,000	2,261,910
Lower Colorado River Authority Series 2022 (AGM Insured)	5.00	5-15-2027	1,385,000	1,577,137
Lower Colorado River Authority Series 2022 (AGM Insured)	5.00	5-15-2028	2,285,000	2,649,171
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2018 øø	2.75	2-1-2048	6,000,000	6,045,740
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2020 øø	1.75	2-1-2049	11,500,000	11,290,723
Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	1.04	9-15-2027	8,515,000	8,412,790
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2026	950,000	978,789
Texas Municipal Power Agency Transmission System Series 2021 (AGM Insured)	3.00	9-1-2027	1,600,000	1,642,886
				34,859,146
Water & sewer revenue: 0.82%
San Antonio TX Water System Junior Lien Series A	2.63	5-1-2049	12,490,000	12,665,950
San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,930,000	5,945,897
				18,611,847
				221,341,087
Utah: 0.80%
Airport revenue: 0.41%
Salt Lake City UT International Airport Series A	5.00	7-1-2023	3,150,000	3,262,684
Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,111,429
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  33

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Salt Lake City UT International Airport Series A	5.00%	7-1-2025	$ 2,300,000	$ 2,473,688
Salt Lake City UT Salt Lake City International Airport Airport Revenue Bonds Series 2021A	5.00	7-1-2025	1,300,000	1,398,172
				9,245,973
Health revenue: 0.38%
Murray City UT Hospital Revenue Bonds Series 2005C (Barclays Bank plc SPA) ø	0.34	5-15-2037	8,610,000	8,610,000
Miscellaneous revenue: 0.01%
Utah Infrastructure Agency Telecommunications Bond	3.00	10-15-2026	310,000	313,813
				18,169,786
Vermont: 0.03%
Education revenue: 0.03%
Vermont Educational & Health Buildings Financing Agency Saint Michael's College Project	5.00	10-1-2026	575,000	581,619
Virginia: 2.78%
Education revenue: 0.04%
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2026	300,000	324,368
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2027	275,000	300,873
Virginia College Building Authority Educational Facilities Regent University Project Series 2021	5.00	6-1-2028	300,000	330,629
				955,870
Health revenue: 0.17%
Mizuho Floater/Residual Trust Tender Option Bond Series 2020- MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.61	11-1-2035	3,855,000	3,855,000
Housing revenue: 1.02%
Fairfax County VA Redevelopment and Housing Authority Multifamily Housing One University Senior Apartments	1.25	12-1-2025	15,000,000	14,593,578
Spotsylvania County VA EDA Palmers Creek Apartments Project (FHA / GNMA Insured)	0.65	8-1-2022	8,700,000	8,657,787
				23,251,365
Industrial development revenue: 0.15%
Peninsula VA Ports Authority Coal Terminal Refunding Bond Dominion Terminal Associates Project	1.70	10-1-2033	3,300,000	3,299,395
Tax revenue: 0.07%
Marquis VA CDA CAB Series A	3.32	9-1-2036	2,169,000	1,033,278
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	3,493,000	181,471
Marquis VA CDA CCAB Series 2015 144A	4.88	9-1-2045	680,000	325,882
				1,540,631
Transportation revenue: 0.96%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	14,115,000	14,744,976
See accompanying notes to portfolio of investments

34  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Virginia Commonwealth Transportation Board Refunding Bond Series A	5.00%	5-15-2023	$ 1,500,000	$ 1,555,026
Virginia Small Business Financing Authority Revenue Bonds Series 2012	5.50	1-1-2042	5,525,000	5,571,646
				21,871,648
Utilities revenue: 0.37%
York County EDA PCR Virginia Electric & Power Company Project Series A	1.90	5-1-2033	8,500,000	8,487,106
				63,261,015
Washington: 2.32%
Airport revenue: 0.19%
Port of Seattle Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,199,986
GO revenue: 0.34%
Washington Refunding Bond	5.00	6-1-2025	1,000,000	1,091,879
Washington Refunding Bond	5.00	6-1-2026	1,570,000	1,755,608
Washington Series A	5.00	8-1-2022	4,800,000	4,862,047
				7,709,534
Health revenue: 0.43%
Washington Health Care Facilities Authority CommonSpirit Health Series 2019B3 øø	5.00	8-1-2049	4,000,000	4,361,464
Washington Health Care Facilities Authority CommonSpirit Health Series B1	5.00	8-1-2049	2,500,000	2,623,571
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2025	275,000	302,517
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	5.00	12-1-2026	285,000	319,793
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,250,000	1,170,599
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	945,833
				9,723,777
Housing revenue: 0.07%
Housing Authority of the County of King Workforce Housing Preservation Pooled Refunding Revenue Bonds 2021	4.00	10-1-2027	300,000	322,755
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2025	500,000	537,945
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2026	730,000	800,886
				1,661,586
Miscellaneous revenue: 0.05%
FYI Properties Refunding Bond State of Washington District Project	5.00	6-1-2027	1,000,000	1,134,449
Tax revenue: 0.10%
Central Puget Sound Washington Regional Refunding & Improvement Series S1	5.00	11-1-2036	2,110,000	2,322,866
See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  35

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.14%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	0.74%	5-1-2045	$ 2,750,000	$ 2,723,027
Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	0.98	11-1-2046	23,190,000	23,216,291
				25,939,318
				52,691,516
West Virginia: 0.45%
GO revenue: 0.09%
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2023	1,000,000	1,003,602
Berkeley County WV Board of Education Public School Series 2020	2.00	5-1-2024	1,000,000	1,000,424
				2,004,026
Utilities revenue: 0.36%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Bonds Wheeling Power Company Mitchell Project Series 2013A øø	3.00	6-1-2037	8,300,000	8,300,000
				10,304,026
Wisconsin: 3.97%
Airport revenue: 0.07%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	1,655,000	1,659,881
GO revenue: 0.84%
Wisconsin Series 2019A ø	0.54	5-1-2029	19,000,000	19,000,000
Health revenue: 2.27%
Entrance Fee Principal PFA Searstone Project Series B-2	2.25	6-1-2027	1,845,000	1,741,994
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-3	5.00	8-15-2054	2,000,000	2,122,168
Wisconsin HEFA Advocate Aurora Health Credit Group Series B-4	5.00	8-15-2054	1,450,000	1,565,037
Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	1.14	8-15-2054	4,200,000	4,231,157
Wisconsin HEFA Ascension Health Alliance	5.00	11-15-2033	12,000,000	12,887,972
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2025	1,000,000	1,090,835
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2026	1,060,000	1,181,583
Wisconsin HEFA Marshfield Clinic Health System Incorporated øø	5.00	2-15-2052	3,000,000	3,197,571
Wisconsin HEFA Marshfield Clinic Health System Incorporated Series B2	5.00	2-15-2051	18,300,000	20,314,793
Wisconsin HEFA Saint John's Communities Incorporated Series 2022%%	4.00	9-15-2026	795,000	823,821
Wisconsin HEFA Saint John's Communities Incorporated Series 2022%%	4.00	9-15-2028	860,000	877,843
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2027	140,000	146,770
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2028	195,000	203,789
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2024	155,000	161,100
See accompanying notes to portfolio of investments

36  |  Allspring Short-Term Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA St. Camillus Health System Incorporated	5.00%	11-1-2025	$ 245,000	$ 257,411
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2026	355,000	376,551
Wisconsin Revenue Bonds PFA Series 2021A	5.00	6-1-2027	200,000	224,917
Wisconsin Revenue Bonds PFA Series 2021A	5.00	6-1-2028	225,000	256,339
				51,661,651
Miscellaneous revenue: 0.72%
Wisconsin Refunding Bond Series A	5.00	5-1-2022	8,040,000	8,064,890
Wisconsin Refunding Bond Series A	5.00	5-1-2023	8,015,000	8,306,804
				16,371,694
Water & sewer revenue: 0.07%
Clayton WI Water System and Sewer System Series C	2.00	6-1-2026	1,600,000	1,538,272
				90,231,498
Total Municipal obligations (Cost $2,243,777,307)				2,217,690,347

		Yield	Shares
Short-term investments: 0.81%
Investment companies: 0.81%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.30	18,244,877	18,254,000
Total Short-term investments (Cost $18,254,000)				18,254,000
Total investments in securities (Cost $2,296,431,307)	99.81%			2,270,344,347
Other assets and liabilities, net	0.19			4,386,298
Total net assets	100.00%			$2,274,730,645

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Allspring Short-Term Municipal Bond Fund  |  37

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$41,242,575	$838,315,783	$(861,320,288)	$15,930	$0	$18,254,000	18,244,877	$8,485
See accompanying notes to portfolio of investments

38  |  Allspring Short-Term Municipal Bond Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$34,400,000	$0	$34,400,000
Municipal obligations	0	2,217,690,347	0	2,217,690,347
Short-term investments
Investment companies	18,254,000	0	0	18,254,000
Total assets	$18,254,000	$2,252,090,347	$0	$2,270,344,347
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Short-Term Municipal Bond Fund  |  39

Notes to portfolio of investments—March 31, 2022 (unaudited)

For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

40  |  Allspring Short-Term Municipal Bond Fund